SHORT-TERM INVESTMENTS (Narrative) (Details) - USD ($)	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
Schedule of Cost-method Investments [Line Items]
Investment Income, Interest	$ 13,752,538	$ 13,958,540	$ 16,657,246
Interest Receivable	$ 3,514,075	$ 1,021,306
Maximum [Member]
Schedule of Cost-method Investments [Line Items]
Investments Interest Rate	13.00%
Minimum [Member]
Schedule of Cost-method Investments [Line Items]
Investments Interest Rate	5.00%